Contingencies and commitment (Details 1) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2023	$ 191,268		$ 177,684
2024	234,065		120,874
2025	142,057		113,777
2026	142,057		154,809
2027 and thereafter	142,057		437,549
Total undiscounted cash flows	851,504		1,004,693
Less: imputed interest	(121,468)		(156,308)
Present value of lease liabilities	$ 730,036	$ 687,543	$ 848,385	$ 1,035,744